DEBT (Details 1) - USD ($)	Jun. 30, 2024	Sep. 30, 2023
Debt Disclosure [Abstract]
2023	$ 7,739,695	$ 2,717,804
2024		4,743,688
2025
2026
2027
Net Carrying Value Unpaid Principal Balance	$ 7,739,695	$ 7,461,492